Identifiable Intangible Assets and Goodwill - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Indefinite-lived Intangible Assets [Line Items]
Capitalized software development costs	$ 4,600,000	$ 6,500,000
Impairment of intangible assets	$ 0	0
Estimated Useful Life	3 years
Internally developed software costs not meeting general release threshold
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets, gross	$ 2,886,000	$ 2,105,000